UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  028-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

 /s/   Barry G. Haimes     New York, NY     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $72,990 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206      252    42055 SH       SOLE                    42055        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     1696   161650 SH       SOLE                   161650        0        0
APPLE INC                      COM              037833100     3964     6787 SH       SOLE                     6787        0        0
BOISE INC                      COM              09746Y105     1615   245450 SH       SOLE                   245450        0        0
CALPINE CORP                   COM NEW          131347304     1696   102700 SH       SOLE                   102700        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     2225   131600 SH       SOLE                   131600        0        0
COBALT INTL ENERGY INC         COM              19075F106     1160    49350 SH       SOLE                    49350        0        0
CON-WAY INC                    COM              205944101     2076    57500 SH  PUT  SOLE                    57500        0        0
DEERE & CO                     COM              244199105     1787    22100 SH       SOLE                    22100        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2529   230950 SH       SOLE                   230950        0        0
EATON CORP                     COM              278058102     2348    59250 SH       SOLE                    59250        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100       23   100000 SH       SOLE                   100000        0        0
JPMORGAN CHASE & CO            COM              46625H100     2882    80650 SH       SOLE                    80650        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     2036    29275 SH       SOLE                    29275        0        0
LENNAR CORP                    CL A             526057104     3728   120600 SH       SOLE                   120600        0        0
MORGAN STANLEY                 COM NEW          617446448     4346   297900 SH       SOLE                   297900        0        0
MORGAN STANLEY                 COM NEW          617446448     9192   630000 SH  CALL SOLE                   630000        0        0
PEABODY ENERGY CORP            COM              704549104     1692    69000 SH  CALL SOLE                    69000        0        0
PRICELINE COM INC              COM NEW          741503403      997     1500 SH       SOLE                     1500        0        0
PRICELINE COM INC              COM NEW          741503403     5316     8000 SH  CALL SOLE                     8000        0        0
QUALCOMM INC                   COM              747525103     2000    35925 SH       SOLE                    35925        0        0
QUALITY DISTR INC FLA          COM              74756M102     1282   115740 SH       SOLE                   115740        0        0
SOUTHWEST AIRLS CO             COM              844741108      189    20500 SH       SOLE                    20500        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     7350    54000 SH  PUT  SOLE                    54000        0        0
STANLEY FURNITURE CO INC       COM NEW          854305208      162    40508 SH       SOLE                    40508        0        0
STARBUCKS CORP                 COM              855244109     1384    25950 SH       SOLE                    25950        0        0
SWIFT TRANSN CO                CL A             87074U101     2475   261870 SH       SOLE                   261870        0        0
TIBCO SOFTWARE INC             COM              88632Q103     1661    55500 SH  PUT  SOLE                    55500        0        0
UNITED RENTALS INC             COM              911363109     2466    72450 SH       SOLE                    72450        0        0
UNIVERSAL TRUCKLOAD SVCS INC   COM              91388P105     1043    68988 SH       SOLE                    68988        0        0
VIAD CORP                      COM NEW          92552R406     1418    70904 SH       SOLE                    70904        0        0